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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

PFM Funds
(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 338-3383

Date of fiscal year end:	June 30

Date of reporting period:	7/1/13 to 12/31/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2013 IS ATTACHED BELOW.

table of contents

1	MESSAGE FROM THE INVESTMENT MANAGER

3	PRIME SERIES FINANCIAL HIGHLIGHTS

6	PRIME SERIES FINANCIAL STATEMENTS

11	GOVERNMENT SERIES FINANCIAL HIGHLIGHTS

12	GOVERNMENT SERIES FINANCIAL STATEMENTS

16	NOTES TO FINANCIAL STATEMENTS

25	PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD

28	INFORMATION ABOUT FUND EXPENSES

30	OTHER FUND INFORMATION

For further information on the PFM Funds, call 1-800-338-3383 or visit us online at www.pfmfunds.com

PFM Funds (the “Trust”) filed its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2013 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER

We are pleased to present the Semi-Annual Report for the PFM Funds (the “Trust”) for the period ended December 31, 2013. Safety of principal and liquidity remain our top priorities when managing the Fund’s portfolios. Despite a low interest-rate environment, the Fund continues to generate relatively competitive yields.

Economic Update

Over the last year, the domestic housing market and the labor market have strengthened considerably, and gross domestic product (“GDP”) expanded at around 4% for the third quarter of 2013, marking its fastest pace in two years. Strength in consumption, improvement in the labor markets, and early signs of rising business investment have led many economists to raise their forecasts for the U.S. economy for 2014 and 2015. U.S. job market conditions have continued to improve, with the unemployment rate moving from 7.9% in December 2012 to 6.7% in December 2013. At the same time, the housing market has recovered. The S&P Case-Shiller index of home prices soared 13.6% year over year in October 2013, marking its largest 12-month gain since February 2006. In the euro zone, the pace of economic activity picked up, with December results from the Markit purchasing managers index (“PMI”) showing the second-largest increase in business activity since June 2011 and the best quarter in two-and-a-half years.

The economy seems to have weathered the impact from federal budget sequestration, although reduced federal spending did have some negative effects in 2013. The recent budget agreement suggests that the headwind from fiscal policy will lessen in 2014.

However, the approaching debt ceiling debate could negatively impact sentiment and the economy.

Interest Rates

After months of speculation following Federal Reserve (“Fed”) Chair Bernanke’s announcement in May that the Fed might begin to taper its bond-purchasing activities sometime during 2013, the Federal Open Market Committee (“FOMC”) finally decided to embark on this course during its December 17-18 meeting. The FOMC announced that it would reduce its purchases of Treasuries and mortgage-backed securities (“MBS”) each by $5 billion a month beginning in January 2014. Throughout 2013, the FOMC bought $85 billion of these securities each month to keep downward pressure on long-term interest rates. The FOMC announcement left the federal funds target rate unchanged. If the economy continues to show signs of improvement, the expectation is that these quantitative easing measures will wind down by the end of 2014. As a result, interest rates have started to normalize, with the 10-year Treasury yield moving to nearly 3% by year end. The U.S. Senate confirmed Janet Yellen, current vice chair of the Fed, to succeed Ben Bernanke when his term expires at the end of January 2014.

Fund Strategy

The Trust’s investments are limited to those that are high in quality and short in maturity, and both the opportunities and risks presented by the markets are thus limited. We expect interest rates in this segment of the market to be constrained for some time as the Fed

PFM Funds Semi-Annual Report | December 31, 2013   1

keeps the federal funds rate at its current level of 0%-0.25%. In this environment, we expect to maintain a somewhat longer bias to the weighted average maturity, to seek value in money market securities through diligent attention to credit, and to seek value in individual securities. Despite the ultra-low rates, we believe that market inefficiencies continue to offer chances to add value through active management. As the year unfolds, we may see signs of a change in Fed policy and our strategy will change if and as this occurs. At all times we will work hard to preserve principal and avoid risk.

The Virginia State Non-Arbitrage Program (“SNAP”), the program built around the SNAP Fund Class of the PFM Funds Prime Series, celebrates its 25th anniversary in 2014. We congratulate SNAP, the Virginia Treasury Board, and its investors on achieving this milestone and for setting the standard for a successful investment management program in Virginia.

We understand that the continued low interest rate environment continues to be challenging for our investors, and we thank you for doing business with us. We look forward to continuing our work as the Fund’s Investment Manager, developing and implementing effective investment strategies to address your financial objectives.

Respectfully,

PFM Asset Management LLC

December 31, 2013

 2   PFM Funds Semi-Annual Report | December 31, 2013

FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

Prime Series - SNAP Fund Class

	Six Months
	Ended
	December 31,		Year Ended June 30,
	2013		2013	2012	2011	2010	2009(1)
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment
Operations
Net Investment Income	0.001		0.002	0.003	0.003	0.003	0.017
Total From Operations	0.001		0.002	0.003	0.003	0.003	0.017
Less: Distributions
Net Investment Income	(0.001)		(0.002)	(0.003)	(0.003)	(0.003)	(0.017)
Total Distributions	(0.001)		(0.002)	(0.003)	(0.003)	(0.003)	(0.017)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.08	%(3)	0.25%	0.26%	0.26%	0.32%	1.74%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,758,251		$3,922,670	$4,261,742	$3,535,443	$3,283,797	$3,699,739
Ratio of Expenses to Average
Net Assets	0.09	%(2)	0.08%	0.09%	0.09%	0.09%	0.12%
Ratio of Expenses to Average Net
Assets Before Fee Waivers	0.10	%(2)	0.09%	0.10%	0.10%	0.10%	0.13%
Ratio of Net Investment Income
to Average Net Assets	0.16	%(2)	0.25%	0.25%	0.26%	0.31%	1.71%
Ratio of Net Investment Income
to Average Net Assets
Before Fee Waivers	0.15	%(2)	0.24%	0.24%	0.25%	0.30%	1.70%

(1)	On September 29, 2008, SNAP® Fund was renamed Prime Series and shares of SNAP® Fund became shares of the SNAP Fund Class of Prime Series.
(2)	Annualized.
(3)	Not annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2013   3

FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

Prime Series - Institutional Class

	Six Months
	Ended						September 29,
	December 31,		Year Ended June 30,				2008(1) through
	2013		2013	2012	2011	2010	June 30, 2009
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From
Investment Operations
Net Investment Income	0.0004		0.002	0.002	0.002	0.002	0.010
Total From Operations	0.0004		0.002	0.002	0.002	0.002	0.010
Less: Distributions
Net Investment Income	(0.0004)		(0.002)	(0.002)	(0.002)	(0.002)	(0.010)
Total Distributions	(0.0004)		(0.002)	(0.002)	(0.002)	(0.002)	(0.010)
Net Asset Value,
End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.04	%(3)	0.17%	0.18%	0.18%	0.23%	1.02	%(3)
Ratios/Supplemental Data
Net Assets, End
of Period (000)	$2,177,070		$2,110,672	$1,947,637	$1,724,797	$1,205,815	$1,012,800
Ratio of Expenses to
Average Net Assets	0.16	%(2)	0.16%	0.16%	0.16%	0.17%	0.21	%(2)
Ratio of Expenses to
Average Net Assets
Before Fee Waivers	0.16	%(2)	0.16%	0.16%	0.16%	0.17%	0.21	%(2)
Ratio of Net Investment
Income to Average
Net Assets	0.08	%(2)	0.17%	0.17%	0.18%	0.23%	1.20	%(2)
Ratio of Net
Investment Income
to Average Net
Assets Before
Fee Waivers	0.08	%(2)	0.17%	0.17%	0.18%	0.23%	1.20	%(2)

(1)	The Institutional Class of Prime Series commenced operations on September 29, 2008, when the assets of CCRF Prime Portfolio and Cadre Reserve Fund – Money Market Series were acquired by Prime Series. The historical performance of those funds did not carry forward.
(2)	Annualized.
(3)	Not annualized.

The accompanying notes are an integral part of these financial statements.

 4   PFM Funds Semi-Annual Report | December 31, 2013

FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

Prime Series - Colorado Investors Class

	Six Months		Year	July 14, 2011(1)
	Ended		Ended	through
	December 31, 2013		June 30, 2013	June 30, 2012
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001		0.002	0.002
Total From Operations	0.001		0.002	0.002
Less: Distributions
Net Investment Income	(0.001)		(0.002)	(0.002)
Total Distributions	(0.001)		(0.002)	(0.002)
Net Asset Value, End of Period	$1.000		$1.000	$1.000
Total Return	0.06	%(3)	0.21%	0.22	%(3)
Ratios/Supplemental Data
Net Assets, End of Period (000)	$430,878		$398,048	$161,424
Ratio of Expenses to Average Net
Assets	0.12	%(2)	0.12%	0.12	%(2)
Ratio of Expenses to Average Net
Assets Before Fee Waivers	0.16	%(2)	0.16%	0.17	%(2)
Ratio of Net Investment Income to
Average Net Assets	0.12	%(2)	0.19%	0.25	%(2)
Ratio of Net Investment Income to Average
Net Assets Before Fee Waivers	0.08	%(2)	0.15%	0.20	%(2)

(1)	The Colorado Investors Class of Prime Series commenced operations on July 14, 2011.
(2)	Annualized.
(3)	Not annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2013    5

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series

December 31, 2013

		Face
		Amount	Value
Certificates of Deposit (62.6%)
Bank of Nova Scotia (Houston)
0.72%(1)	2/10/14	$20,000,000	$20,010,105
0.24%	7/1/14	100,000,000	100,000,000
0.27%(1)	8/5/14	75,000,000	75,000,000
BNP Paribas Bank (NY)
0.37%	3/3/14	200,000,000	200,000,000
Branch Banking & Trust
0.07%	1/6/14	200,000,000	200,000,000
Canadian Imperial Bank of Commerce (NY)
0.28%(1)	7/2/14	60,000,000	60,000,000
CitiBank
0.24%	7/1/14	100,000,000	100,000,000
0.24%	7/1/14	50,000,000	50,000,000
0.24%	7/1/14	50,000,000	50,000,000
Credit Agricole Corp. & Investment Bank (NY)
0.21%	3/3/14	100,000,000	100,000,000
0.25%	4/1/14	100,000,000	100,000,000
Credit Suisse (NY)
0.29%	6/9/14	25,400,000	25,423,447
0.29%	7/14/14	15,000,000	15,020,926
0.45%(1)	10/31/14	100,000,000	100,000,000
0.48%(1)	11/25/14	50,000,000	50,000,000
Deutsche Bank (NY)
0.24%	2/28/14	100,000,000	100,000,000
0.24%	2/28/14	100,000,000	100,000,000
DNB ASA (NY)
0.26%	1/21/14	100,000,000	100,000,000
0.26%	1/21/14	100,000,000	99,999,723
JP Morgan Chase Bank
0.42%	8/11/14	50,000,000	50,000,000
Mizuho Corporate Bank (NY)
0.22%	1/2/14	50,000,000	50,000,000
0.22%	1/2/14	50,000,000	50,000,000
Nordea Bank Finland (NY)
0.25%	1/7/14	50,000,000	50,000,000
0.25%	1/17/14	50,000,000	50,000,000
0.26%	2/5/14	65,000,000	64,999,368
0.21%	6/2/14	35,000,000	35,000,000
Norinchukin Bank (NY)
0.23%	1/14/14	200,000,000	200,000,000
Rabobank Nederland NV (NY)
0.42%	1/8/14	75,000,000	75,001,814
0.23%	5/5/14	50,000,000	50,000,000
0.25%	7/1/14	13,000,000	13,000,000
0.29%(1)	7/18/14	50,000,000	50,006,960
Royal Bank of Canada (NY)
0.31%(1)	1/27/14	115,000,000	115,000,000
0.31%(1)	1/30/14	28,000,000	28,000,000
0.28%(1)	6/10/14	30,000,000	30,000,000

The accompanying notes are an integral part of these financial statements

 6   PFM Funds Semi-Annual Report | December 31, 2013

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series

December 31, 2013

		Face
		Amount	Value
Skandinaviska Enskilda Banken (NY)
0.36%(1)	2/21/14	$50,000,000	$50,000,000
0.43%	2/21/14	50,000,000	50,000,000
0.43%	2/24/14	50,000,000	50,000,000
0.32%(1)	5/30/14	35,000,000	35,000,000
Societe Generale (NY)
0.25%	2/3/14	25,000,000	25,000,000
0.25%	2/3/14	75,000,000	75,000,000
Standard Chartered Bank (NY)
0.28%(1)	1/2/14	100,000,000	100,000,000
0.28%	1/16/14	30,000,000	30,000,000
0.28%(1)	7/1/14	35,000,000	35,000,000
Sumitomo Mitsui Bank (NY)
0.22%	1/2/14	50,000,000	50,000,000
0.23%	1/2/14	150,000,000	150,000,000
Svenska Handelsbanken (NY)
0.42%(1)	10/6/14	25,000,000	25,025,937
Swedbank (NY)
0.24%	4/1/14	100,000,000	100,000,000
Toronto Dominion Bank (NY)
0.32%	4/2/14	50,000,000	50,000,000
0.23%	5/1/14	100,000,000	100,000,000
0.30%	5/13/14	50,000,000	50,000,000
UBS AG (CT)
0.46%(1)	2/19/14	100,000,000	100,000,000
0.54%	2/19/14	50,000,000	50,000,000
0.42%	5/30/14	20,000,000	20,007,803
Wells Fargo Bank
0.20%	6/2/14	50,000,000	50,000,000
0.21%	6/6/14	50,000,000	50,000,000
Westpac Banking Corp. (NY)
0.29%(1)	1/3/14	30,000,000	30,000,000
0.28%(1)	4/15/14	100,000,000	100,011,570
0.24%(1)	4/23/14	50,000,000	50,000,000
Total Certificates of Deposit			3,981,507,653

Commercial Paper (20.6%)
Bank of Tokyo Mitsubishi UFJ Ltd
0.13%	1/6/14	150,000,000	149,997,292
0.25%	4/1/14	50,000,000	49,968,750
HSBC USA, Inc.
0.24%	2/20/14	45,000,000	44,985,000
0.23%	4/1/14	40,000,000	39,977,000
0.25%	7/1/14	115,000,000	114,856,834
JP Morgan Morgan Securities LLC
0.28%(1)	6/20/14	75,000,000	75,000,000
0.40%	7/25/14	75,000,000	74,829,167
Mizuho Funding LLC
0.23%	1/2/14	50,000,000	49,999,688
PNC Bank
0.30%	8/20/14	10,000,000	9,980,750
0.30%	8/21/14	80,000,000	79,845,333
PNC Bank (Callable)
0.30%	2/28/14	110,000,000	110,000,000

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2013  7

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series

December 31, 2013

		Face
		Amount	Value
Rabobank USA Finance Corp.
0.28%	7/1/14	$12,400,000	$12,382,543
Societe Generale North America
0.25%	2/3/14	100,000,000	99,977,083
Toyota Motor Credit Corp.
0.21%(1)	3/7/14	50,000,000	50,000,000
0.26%	3/12/14	50,000,000	49,974,722
0.23%	7/1/14	30,000,000	29,965,308
0.22%(1)	9/12/14	70,000,000	70,000,000
U.S. Bank
0.12%	1/1/14	200,000,000	200,000,000
Total Commercial Paper			1,311,739,470
U.S. Government & Agency Obligations (16.0%)
Federal Farm Credit Bank Discount Notes
0.14%	1/15/14	15,000,000	14,999,183
Federal Home Loan Bank Discount Notes
0.12%	1/2/14	15,000,000	14,999,952
0.17%	1/10/14	25,000,000	24,998,969
0.14%	1/14/14	25,000,000	24,998,736
0.16%	1/17/14	15,000,000	14,998,967
0.07%	2/7/14	210,000,000	209,984,357
0.08%	2/12/14	68,975,000	68,968,965
0.08%	2/19/14	50,000,000	49,994,896
0.08%	2/26/14	50,000,000	49,993,856
U.S. Treasury Notes
0.10%	1/15/14	356,464,920	356,360,752
0.09%	1/31/14	35,000,000	35,047,266
0.11%	3/31/14	100,000,000	100,399,784
0.13%	3/31/14	35,000,000	35,010,296
U.S. Treasury STRIPS – Principal Only
0.09%	2/18/14	20,000,000	19,997,832
Total U.S. Government & Agency Obligations			1,020,753,811
Repurchase Agreements (0.7%)
BNP Paribas
0.01%	1/2/14	12,700,000	12,700,000
(Dated 12/31/13, repurchase price $12,700,007, collateralized by Ginnie Mae securities, 4.00%, maturing 11/20/43, market
value $12,954,008)
Deutsche Bank
0.02%	1/2/14	32,500,000	32,500,000
(Dated 12/31/13, repurchase price $32,500,036, collateralized by U.S. Treasury securities, 2.13%, maturing 12/31/15, market value $33,150,064)
Total Repurchase Agreements			45,200,000
Total Investments (99.9%)			6,359,200,934
Other Assets in Excess of Other Liabilities (0.1%)			6,997,905
Net Assets (100.0%)			$6,366,198,839
Net Assets Consists of:
SNAP Fund Class Shares (3,758,250,905 outstanding shares of beneficial interest;
unlimited shares authorized; no par value; equivalent to $1.00 per share)			3,758,250,905
Institutional Class Shares (2,177,069,796 outstanding shares of beneficial interest;
unlimited shares authorized; no par value; equivalent to $1.00 per share)			2,177,069,796
Colorado Investors Class Shares (430,878,138 outstanding shares of beneficial
interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)			430,878,138

(1)	Floating Rate Note. Rate shown is that which was in effect at December 31, 2013.

The accompanying notes are an integral part of these financial statements.

 8   PFM Funds Semi-Annual Report | December 31, 2013

STATEMENT OF OPERATIONS (UNAUDITED)

Prime Series

Six Months Ended December 31, 2013

Investment Income
Interest Income	$7,736,865
Expenses
Investment Advisory Fees	1,532,580
Administrative Fees	320,131
Transfer Agent Fees:
SNAP Fund Class	378,838
Institutional Class	979,875
Colorado Investors Class	196,546
Custody Fees	132,523
Cash Management Fees:
SNAP Fund Class	40,908
Institutional Class	19,587
Colorado Investors Class	1,226
Audit Fees	14,450
Legal Fees	120,575
Trustee Fees and Expenses	42,049
Insurance Premiums	44,448
Registration Fees	31,313
Other Expenses	55,754
Total Expenses	3,910,803
Less Transfer Agent Fee Waivers:
SNAP Fund Class	(175,059)
Colorado Investors Class	(83,871)
Net Expenses	3,651,873
Net Investment Income	4,084,992
Net Realized Gain on Sale of Investments	181,305
Net Increase in Net Assets Resulting from Operations	$4,266,297

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2013  9

STATEMENTS OF CHANGES IN NET ASSETS

Prime Series

	Six Months Ended
	December 31,	Year
	2013	Ended
	(unaudited)	June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$4,084,992	$14,294,398
Net Realized Gain on Sale of Investments	181,305	259,489
Net Increase in Net Assets	4,266,297	14,553,887
Distributions
Net Investment Income, Net of Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(3,066,054)	(10,303,614)
Institutional Class Shares	(926,189)	(3,763,849)
Independent Schools and Colleges Class Shares	–	(7,984)
Colorado Investors Class Shares	(274,054)	(478,440)
Total Distributions	(4,266,297)	(14,553,887)
Capital Share Transactions (at $1.00 per share)
Issued:
SNAP Fund Class Shares	1,240,212,159	2,617,308,200
Institutional Class Shares	13,126,435,182	23,388,089,710
Independent Schools and Colleges Class Shares	–	10,764,927
Colorado Investors Class Shares	485,698,055	843,685,464
Redeemed:
SNAP Fund Class Shares	(1,407,697,053)	(2,966,684,568)
Institutional Class Shares	(13,060,963,371)	(23,228,818,775)
Independent Schools and Colleges Class Shares	–	(15,532,312)
Colorado Investors Class Shares	(453,142,364)	(607,539,551)
Distributions Reinvested:
SNAP Fund Class Shares	3,066,054	10,303,614
Institutional Class Shares	926,189	3,763,849
Independent Schools and Colleges Class Shares	–	7,984
Colorado Investors Class Shares	274,054	478,440
Net (Decrease) Increase from Capital Share Transactions	(65,191,095)	55,826,982
Total (Decrease) Increase in Net Assets	(65,191,095)	55,826,982
Net Assets
Beginning of Period	6,431,389,934	6,375,562,952
End of Period	$6,366,198,839	$6,431,389,934

The accompanying notes are an integral part of these financial statements.

 10   PFM Funds Semi-Annual Report | December 31, 2013

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout each period(1)

Government Series

	Six Months
	Ended
	December 31,		Year Ended June 30,
	2013		2013	2012	2011	2010	2009(1)
Net Asset Value,
Beginning of Period	$1.000		$1.0000	$1.0000	$1.000	$1.000	$1.000
Income From
Investment Operations
Net Investment Income	0.0002		0.0004	0.0004	0.001	0.002	0.012
Total From Operations	0.0002		0.0004	0.0004	0.001	0.002	0.012
Less: Distributions
Net Investment Income	(0.0002)		(0.0004)	(0.0004)	(0.001)	(0.002)	(0.012)
Total Distributions	(0.0002)		(0.0004)	(0.0004)	(0.001)	(0.002)	(0.012)
Net Asset Value,
End of Period	$1.000		$1.0000	$1.0000	$1.000	$1.000	$1.000
Total Return	0.02	%(3)	0.04%	0.04%	0.09%	0.17%	1.20%
Ratios/Supplemental Data
Net Assets,
End of Period (000)	$175,534		$185,482	$311,091	$361,182	$685,163	$363,554
Ratio of Expenses
to Average Net Assets	0.12	%(4)	0.18%	0.15%	0.18%	0.18%	0.24	%(2)
Ratio of Expenses to
Average Net Assets
Before Fee Waivers
and Recoupments	0.23	%(4)	0.21%	0.21%	0.20%	0.22%	0.26	%(2)
Ratio of Net Investment
Income to Average
Net Assets	0.03	%(4)	0.04%	0.04%	0.09%	0.16%	1.00%
Ratio of Net
Investment Income
to Average Net Assets
Before Fee Waivers
and Recoupments	-0.08	%(4)	0.01%	-0.02%	0.07%	0.12%	0.98%

(1)	On September 29, 2008, Government Series, which was formerly known as the CCRF Federal Portfolio, acquired the assets of the Cadre Reserve Fund – U.S. Government Series, a series of Cadre Institutional Investors Trust. Cadre Reserve Fund – U.S. Government Series was deemed to be the accounting survivor of the acquisition. The financial highlights for the periods prior to September 29, 2008 reflect the operating history of Cadre Reserve Fund – U.S. Government Series.
(2)	For the periods prior to September 29, 2008, Cadre Reserve Fund – U.S. Government Series pursued its investment objective by investing in Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”). The expense ratios shown above for the Government Series for periods prior to September 29, 2008 include the expenses of the CIIT Government Portfolio which were allocated to Cadre Reserve Fund – U.S. Government Series.
(3)	Not annualized.
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2013   11

STATEMENT OF NET ASSETS (UNAUDITED)

Government Series

December 31, 2013

		Face
		Amount	Value
U.S. Government & Agency Obligations (98.1%)
Fannie Mae Discount Notes
0.19%	1/2/14	$5,000,000	$4,999,974
0.20%	1/2/14	3,000,000	2,999,984
0.10%	1/15/14	2,500,000	2,499,908
Fannie Mae Mortgage-Backed Security Discount Notes
0.14%	2/3/14	5,000,000	4,999,358
0.19%	2/3/14	5,000,000	4,999,152
Fannie Mae Notes
0.08%	2/27/14	2,475,000	2,479,423
0.15%	2/28/14	500,000	500,789
0.18%	4/15/14	3,210,000	3,246,001
0.34%(1)	8/11/14	5,000,000	5,007,447
0.17%	8/28/14	3,190,000	3,204,799
0.21%	10/15/14	1,082,000	1,119,518
0.38%(1)	10/27/14	2,000,000	2,004,228
0.47%(1)	11/21/14	1,000,000	1,003,139
Federal Farm Credit Bank Notes
0.09%	2/27/14	1,302,000	1,304,058
0.36%(1)	5/29/14	2,080,000	2,081,971
0.26%(1)	7/14/14	3,000,000	3,001,455
0.16%	7/18/14	2,000,000	2,001,510
0.20%	9/22/14	415,000	423,405
0.39%(1)	11/28/14	650,000	651,050
0.25%(1)	1/20/15	2,000,000	2,002,025
0.17%(1)	1/26/15	4,500,000	4,502,270
0.20%(1)	7/20/15	2,000,000	2,000,958
0.28%(1)	8/3/15	2,000,000	2,004,014
0.23%(1)	9/18/15	1,425,000	1,425,000
Federal Home Loan Bank Discount Notes
0.12%	1/3/14	5,000,000	4,999,968
0.15%	1/8/14	9,000,000	8,999,739
0.14%	1/21/14	5,500,000	5,499,572
0.08%	2/19/14	10,000,000	9,998,979
0.12%	3/4/14	3,740,000	3,739,227
0.13%	6/4/14	2,500,000	2,498,610
Federal Home Loan Bank Notes
0.16%	1/29/14	3,745,000	3,745,627
0.20%	3/10/14	600,000	601,043
0.12%	3/27/14	5,000,000	5,000,059
0.17%	4/22/14	4,500,000	4,500,054
0.15%	5/28/14	900,000	904,446
0.15%	7/22/14	5,000,000	5,001,079
0.28%(1)	8/18/14	1,000,000	1,001,016
0.17%	9/12/14	3,000,000	3,025,041
0.24%	1/21/15	2,000,000	2,000,000
Federal Home Loan Bank Notes (Callable)
0.20%	9/15/14	1,000,000	1,000,008
0.22%	9/24/14	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

 12   PFM Funds Semi-Annual Report | December 31, 2013

STATEMENT OF NET ASSETS (UNAUDITED)

Government Series

December 31, 2013

		Face
		Amount	Value
Freddie Mac Notes
0.12%	1/9/14	$800,000	$800,057
0.11%	1/15/14	3,330,000	3,335,549
0.13%	1/30/14	1,030,000	1,033,966
0.16%	4/2/14	1,000,000	1,011,043
0.16%	7/15/14	1,833,000	1,880,587
U.S. Treasury Notes
0.08%	1/15/14	10,000,000	10,003,496
0.09%	1/15/14	18,125,356	18,120,137
0.13%	3/31/14	5,000,000	5,019,811
U.S. Treasury STRIPS – Principal Only
0.09%	2/18/14	7,000,000	6,999,200
Total U.S .Government & Agency Obligations			172,179,750

Repurchase Agreements (2.6%)
Deutsche Bank
0.02%	1/2/14	4,600,000	4,600,000
(Dated 12/31/13, repurchase price $4,600,005, collateralized by U.S. Treasury securities, 1.75%, maturing 5/15/23, market value $4,692,025)
Total Repurchase Agreements			4,600,000
Total Investments (100.7%)			176,779,750
Other Liabilities in Excess of Other Assets (-0.7%)			(1,245,458)
Net Assets (100.0%)
(175,534,292 outstanding shares of beneficial interest;
unlimited shares authorized; no par value equivalent to $1.00 per share)			$175,534,292

(1)	Floating Rate Note. Rate shown is that which was in effect at December 31, 2013. The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2013   13

STATEMENT OF OPERATIONS (UNAUDITED)

Government Series

Six Months Ended December 31, 2013

Investment Income
Interest Income	$118,410
Expenses
Investment Advisory Fees	58,265
Administrative Fees	8,324
Transfer Agent Fees	74,913
Custody Fees	6,411
Cash Management Fees	2,608
Audit Fees	12,500
Legal Fees	3,162
Trustee Fees and Expenses	997
Insurance Premiums	3,351
Registration Fees	10,200
Other Expenses	6,350
Total Expenses	187,081
Less Investment Advisory Fee Waivers	(9,149)
Administrative Fee Waivers	(7,282)
Transfer Agent Fee Waivers	(74,892)
Net Expenses	95,758
Net Investment Income	22,652
Net Realized Gain on Sale of Investments	2,427
Net Increase in Net Assets Resulting from Operations	$25,079

The accompanying notes are an integral part of these financial statements.

 14   PFM Funds Semi-Annual Report | December 31, 2013

STATEMENTS OF CHANGES IN NET ASSETS

Government Series

	Six Months Ended
	December 31,	Year Ended
	2013	June 30,
	(unaudited)	2013
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$22,652	$89,414
Net Realized Gain on Sale of Investments	2,427	5,952
Net Increase in Net Assets	25,079	95,366
Distribution
Net Investment Income	(22,652)	(89,414)
Net Realized Gain on Sale of Investments	(2,427)	(5,952)
Total Distributions	(25,079)	(95,366)
Capital Share Transactions (at $1.00 per share)
Issued	329,119,551	494,769,317
Redeemed	(339,092,004)	(620,473,714)
Distributions Reinvested	25,079	95,366
Net Decrease from Capital Share Transactions	(9,947,374)	(125,609,031)
Total Decrease in Net Assets	(9,947,374)	(125,609,031)
Net Assets
Beginning of Period	185,481,666	311,090,697
End of Period	$175,534,292	$185,481,666

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2013   15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of two separate investment portfolios (each represented by a separate series of shares of the Trust): Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio).

Prime Series commenced operations on September 17, 2004 through its purchase of the assets of Evergreen Select Money Market Trust – SNAP Fund Series. On September 29, 2008, Prime Series acquired the assets and stated liabilities of CCRF Prime Portfolio, a series of CCRF (“CCRF Reorganization”) and acquired the assets and stated liabilities of Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series (each, a “Cadre Fund,” and collectively, the “Cadre Funds”), each a series of Cadre Institutional Investors Trust (the “Cadre Trust”) (“Cadre Money Reorganization”). On September 29, 2008, Government Series acquired the assets and liabilities of Cadre Reserve Fund – U.S. Government Series, also a series of the Cadre Trust (“Cadre Government Reorganization”). Cadre Reserve Fund – U.S. Government Series (“Cadre Reserve Fund”) was deemed to be the accounting survivor in the Cadre Government Reorganization. Prior to the Cadre Government Reorganization, Cadre Reserve Fund pursued its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”), also a series of the Cadre Trust. The CIIT Government Portfolio had substantially the same investment objective, policies and restrictions as Cadre Reserve Fund. The CCRF Reorganization, Cadre Money Reorganization and Cadre Government Reorganization were considered tax-free exchanges for federal income tax purposes.

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, in repurchase agreements secured by U.S. Government Obligations and in shares of money market mutual funds that invest exclusively in instruments in which Prime Series may invest. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and shares of money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Prime Series offers SNAP® Fund Class shares (“SNAP Shares”), Institutional Class shares (“Institutional Shares”) and Colorado Investors Class shares (“Colorado Investors Shares”). Prime Series previously offered Florida Education Class shares, however, on May 22, 2012 all shares of the Florida Education Class were redeemed and the class is currently not active. Prime Series previously offered Independent Schools and Colleges Class shares, however the Trust’s Board of Trustees elected to terminate the Independent

 16   PFM Funds Semi-Annual Report | December 31, 2013

Schools and Colleges Class effective June 28, 2013. All shares of Government Series are of the same class.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Funds’ policy to compare the amortized cost and market value of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. The rates shown in the Statements of Net Assets are the yield-to-maturity at original cost unless otherwise noted. The dates shown on the Statements of Net Assets are the actual maturity dates.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective Fund on the last day of each month, unless specific instructions are received to pay dividends in cash. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.	Each Fund invests in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Each Fund also enters into tri-party repurchase agreements. Collateral pledged for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.	Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the

PFM Funds Semi-Annual Report | December 31, 2013   17

financial statements. At December 31, 2013, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.	The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

7.	The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements.

C.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure their fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair values of money market securities held by the Funds, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2. There have been no transfers between levels during the six months ended December 31, 2013.

In January 2013, Accounting Standards Update (“ASU”) 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or

 18   PFM Funds Semi-Annual Report | December 31, 2013

(2) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for ASU 2013-01 for Prime Series and Government Series are included within each Fund’s Statement of Net Assets under the section titled Repurchase Agreements. The total market value of repurchase agreements held by Prime Series at December 31, 2013 is $45,200,000 and they are collateralized by $46,104,072 of non-cash collateral. The total market value of repurchase agreements held by Government Series at December 31, 2013 is $4,600,000 and they are collateralized by $4,692,025 of non-cash collateral.

D.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Funds.

Fees for investment advisory services provided by PFM to each Fund are calculated at an annual rate of .07% of the average daily net assets of each Fund up to $1 billion, .05% of the average daily net assets of each Fund on the next $2 billion, and .04% of the average daily net assets of each Fund on such assets in excess of $3 billion. Fees for administrative services provided by PFM to each Fund are calculated at an annual rate of .01% of the average daily net assets of each Fund, and fees for transfer agency services provided by PFM to each Fund at an annual rate of average daily net assets of each Fund or share class thereof, as follows:

Fund / Class	Applicable Rate
Prime Series – SNAP Fund Class	0.02%
Prime Series – Institutional Class	0.09%
Prime Series – Colorado Investors Class	0.09%
Government Series	0.09%

PFM waived a portion of transfer agency fees payable by the Colorado Investors Class as a result of a prior contractual expense limitation agreement which was effective through October 31, 2013. PFM voluntarily waived an additional portion of transfer agency fees payable by the Colorado Investors Class following the expiration of this agreement and also waived transfer agency fees payable by the SNAP Fund Class during the period as well pursuant to its agreement to manage the Commonwealth of Virginia State Non-Arbitrage Program (the “SNAP® Program”). PFM waived $258,930 of fees under its transfer agency agreement to reduce the operating expenses of these classes of Prime Series for the six month period ended December 31, 2013.

Effective November 1, 2013, the Trust entered into a Fee Reduction Agreement (“Prime Series Fee Reduction Agreement”) with PFM on behalf of Prime Series pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Prime Series, or any class thereof, to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of any respective class of Prime Series for the preceding calendar month has been less than 1.00% per annum. After PFM has initiated a fee reduction under the Prime Series Fee Reduction Agreement, Prime Series will be obligated to pay PFM, upon PFM’s request, the amount of fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of the impacted class of Prime Series for the preceding calendar month is in excess of 1.00% per annum, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise

PFM Funds Semi-Annual Report | December 31, 2013   19

have been payable by Prime Series for each respective class to PFM under its investment advisory, administration and transfer agency agreements in effect on the effective date of the Prime Series Fee Reduction Agreement; and (ii) any fees reduced subject to the Prime Series Fee Reduction Agreement may only be restored to PFM for a period of three years from the calendar month to which they relate. Waivers made by PFM prior to November 1, 2013 and waivers made by PFM pursuant to its agreement to manage the SNAP® Program, including $229,911 of the $258,930 of waivers noted above for the six month period ended December 31, 2013, are not subject to repayment to PFM pursuant to the Prime Series Fee Reduction Agreement.

The chart that follows depicts the fees waived by PFM since the inception of the Prime Series Fee Reduction Agreement on November 1, 2013. The chart also includes the amounts reimbursed and the amounts deemed unrecoverable under the Prime Series Fee Reduction Agreement both during the six months ended December 31, 2013 and cumulatively, as well as the amounts which remain to be recoverable as of December 31, 2013 and the term over which any unreimbursed amounts expire.

	SNAP Fund Class		Colorado Investors Class
	Transfer Agent Fees		Transfer Agent Fees
	Six Months	Cumulatively	Six Months	Cumulatively
	Ended	Through	Ended	Through
	December 31,	December 31,	December 31,	December 31,
	2013	2013	2013	2013
Waived fees	$58,048	$58,048	$29,019	$29,019
Amounts reimbursed	–	–	–	–
Amounts unrecoverable	–	(58,048)	–	–
Remaining recoverable		$–		$29,019
Waivers not reimbursed
become unrecoverable
in fiscal year-end:
June 30, 2017		$–		$29,019
Total		$–		$29,019

Effective January 28, 2010, the Trust entered into a Fee Reduction Agreement (“Government Series Fee Reduction Agreement”) with PFM on behalf of Government Series pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Government Series to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of Government Series for the preceding calendar month has been less than 1.00% per annum. After PFM has initiated a fee reduction under the Government Series Fee Reduction Agreement, Government Series will be obligated to pay PFM, upon PFM’s request, the amount of fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of Government Series for the preceding calendar month is in excess of 1.00% per annum, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by Government Series to PFM under its investment advisory, administration and transfer agency agreements in effect on the effective date of the Government Series Fee Reduction Agreement; and (ii) any fees reduced subject to the Government Series Fee Reduction Agreement may only be restored to PFM for a period of three years from the calendar month to which they relate.

 20   PFM Funds Semi-Annual Report | December 31, 2013

The chart that follows depicts the fees waived by PFM during the six months ended December 31, 2013 and cumulatively since the inception of the Government Series Fee Reduction Agreement. The chart also includes the amounts reimbursed and the amounts deemed unrecoverable under the Government Series Fee Reduction Agreement both during the six months ended December 31, 2013 and cumulatively, as well as the amounts which remain to be recoverable as of December 31, 2013 and the term over which any unreimbursed amounts expire.

	Government Series Investment Advisory
	Administration & Transfer Agent Fees
	Six Months	Cumulatively
	Ended	Through
	December 31, 2013	December 31, 2013
Waived fees	$91,323	$636,504
Amounts reimbursed	-	-
Amounts unrecoverable	(32,189)	(152,358)
Remaining recoverable		$484,146
Waivers not reimbursed become
unrecoverable in fiscal year-end:
June 30, 2014		$62,500
June 30, 2015		257,399
June 30, 2016		72,924
June 30, 2017		91,323
Total		$484,146

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act, which permits the Institutional Shares of Prime Series and the Government Series (each a “Covered Fund” and, collectively, the “Covered Funds”) to bear certain expenses in connection with the distribution of their shares. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes each Covered Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of each Covered Fund, in an amount not to exceed .25% of the Covered Fund’s average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Trustees of the Trust (the “Board”). For the six month period ended December 31, 2013, there were no expenses paid by the Covered Funds pursuant to the Distribution Plan.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

E.	GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to

PFM Funds Semi-Annual Report | December 31, 2013   21

GAS, the following risk disclosures of their investment portfolios as of December 31, 2013 have been provided for the information of shareholders.

Credit Risk

The Funds’ investment policies are outlined in the Prospectuses and are further described in the Statements of Additional Information. The Funds may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. A Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. Government Series’ investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. government or agencies or instrumentalities thereof.

As of December 31, 2013, the Funds’ investment portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	Prime Series %	Government Series %
AA+	0.2%	42.9%
AA-	2.2%	–
A-1+	31.1%	31.8%
A-1	57.4%	–
Exempt*	9.1%	25.3%

* Represents investments in U.S. Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

The ratings in the preceding chart of investments held by the Funds include the ratings of collateral underlying repurchase agreements in effect at December 31, 2013.

Concentration of Credit Risk

A Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Fund may not buy the obligations of any issuer, other than the United States government, its agencies and instrumentalities, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

Although the Funds may not lend money or assets, each Fund can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). Each Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Funds may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Funds may not purchase securities of any other investment company if such purchase would cause a Fund to own more than 3% of the outstanding shares of the other investment company. A Fund may

 22   PFM Funds Semi-Annual Report | December 31, 2013

not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

Prime Series’ investment policy establishes certain additional restrictions on investments and limitations on portfolio composition. Prime Series’ investment policy provides that no more than 35% of the Fund’s assets may be invested in commercial paper, and that no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). The Funds’ investments at December 31, 2013 included the following issuers which individually represented greater than 5% of the total assets of the Funds:

Issuer	Prime Series %	Government Series %
Fannie Mae	–	22.1%
Federal Home Loan Banks	7.2%	35.6%
Federal Farm Credit Banks	<5.0%	12.1%
U.S. Treasury	8.7%	22.8%

Interest Rate Risk

The Funds’ investment policies seek to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that each Fund maintain a dollar-weighted average maturity of not greater than sixty days; (2) requiring that any investment securities purchased by the Funds have remaining maturities of 397 days or less; and (3) for Prime Series, further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

The dollar-weighted average maturities of the investment portfolios of Prime Series and Government Series at December 31, 2013 were 53 days and 57 days, respectively. The value and weighted average maturity of the types of investments held by the Funds at December 31, 2013 are as follows:

	Prime Series			Government Series
		Weighted			Weighted
		Average			Average
Type of Investments	Value	Maturity		Value	Maturity
Cash and Cash Equivalents	$286,061	1	Day	$291,891	1	Day
Certificates of Deposit	3,981,507,653	53	Days	–
Commercial Paper	1,311,739,471	70	Days	–
U.S. Government Agency Notes	–		–	75,802,635	94	Days
U.S. Government Agency
Discount Notes	473,937,880	37	Days	56,234,471	31	Days
U.S. Treasury Notes	526,818,098	35	Days	33,143,444	26	Days
U.S. Treasury STRIPS	19,997,832	49	Days	6,999,200	49	Days
Repurchase Agreements	45,200,000	2	Days	4,600,000	2	Days
Total	$6,359,486,995			$177,071,641

PFM Funds Semi-Annual Report | December 31, 2013   23

The weighted average maturities shown in the preceding chart are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; and (3) the effective maturity of cash and cash equivalents is assumed to be one day.

 24   PFM Funds Semi-Annual Report | December 31, 2013

PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD
(UNAUDITED)

Under the Trust’s bylaws, each Trustee holds office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members subject to restrictions imposed by the 1940 Act, which are described in the Funds’ Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees, Officers and Advisory Board Members.

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)

INDEPENDENT TRUSTEES

Robert R. Sedivy Trustee (1996), Chairman of the Board (2008) Birthyear: 1946 Other directorships: None	Retired, 2008; Vice President-Finance and Treasurer, The Collegiate School, Richmond, Virginia, 1988 to 2008; (2)

Jeffrey A. Laine Trustee (1986), Chairman of the Audit Committee (2008) Birthyear: 1957 Other directorships: None	President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; former President and Treasurer of the Trust (1986 to 2008); (2)

Michael P. Flanagan

Trustee (2008), Chairman of the Nominating and Governance Committee (2009)

Birthyear: 1949

Other directorships: Michigan Virtual University, Michigan Public School Employees Retirement System, Regional Educational Laboratory Midwest

State Superintendent of Education, State of Michigan, 2005 to present; (2)

Larry W. Davenport Trustee (2012), Advisory Board Member (1995-2012) Birthyear: 1946 Other directorships: None	Retired Director of Finance, Hampton Roads Transit, Virginia, 2004 to 2010; (2)

Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus (Chairman)	Assistant Superintendent Business Services, Washtenaw Intermediate School District, 1994 to present; (2)

Joseph W. White Trustee (2008) Birthyear: 1958 Other directorships: Molina Healthcare of Ohio, Inc.; Molina Healthcare Insurance Company	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present; (2)

PFM Funds Semi-Annual Report | December 31, 2013   25

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Officer/Affiliated Trustee/Advisory Board Member)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis Trustee (1996) & President (2008) Birthyear: 1944 Other directorships: None	President, PFM Asset Management LLC, 2001 to present; President, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Managing Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I, LLC, 2009 to present; (2)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; Managing Director, Public Financial Management, Inc.,1989 to present; (2)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None	Secretary and Managing Director, PFM Asset Management LLC, 2001 to present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1991 to present; (2)

Daniel R. Hess Secretary (2012) and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; (2)

Leo J. Karwejna Chief Compliance Officer (2012) Birthyear: 1976 Other directorships: None	Chief Compliance Officer and Managing Director, PFM Asset Management LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential Investment Management, 2008 to 2011; Vice President – Compliance, Deutsche Asset Management, 2006 to 2008; (2)

ADVISORY BOARD MEMBERS

Richard A. Cordle, M.G.T. Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991 to present; (2)

Ann Davis, M.G.T. Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998 to present; (2)

Bruce A. Lebsack, CGMA Advisory Board Member (2012) Birthyear: 1953 Other directorships: None	Director of Finance and Administration and Chief Financial Officer, Highlands Ranch Metropolitan Districts and Centennial Water and Sanitation District, Colorado, 1981 to present; (2)

Evelyn Whitley Advisory Board Member (2011) Birthyear: 1959 Other directorships: None	Director of Debt Management, Virginia Department of Treasury,1993 to present; (2)

 26   PFM Funds Semi-Annual Report | December 31, 2013

Each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) receives from the Trust an annual retainer of $6,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each committee of the Board receives an additional $1,500 annual retainer. The Trust does not pay retirement or pension benefits to any of its officers or the Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. Members of the Advisory Board receive no compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee’s charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met once during the six months ended December 31, 2013.

The Board has established a Nominating and Governance Committee, which consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee did not meet during the six months ended December 31, 2013.

The mailing address of each Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (“SAI”) include additional information about the Trustees, Officers and Advisory Board Members, and are available, without charge, upon request by calling (800) 338-3383.

PFM Funds Semi-Annual Report | December 31, 2013   27

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in a Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2013. This example illustrates the Funds’ expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

 28  PFM Funds Semi-Annual Report | December 31, 2013

Expenses and Value of a $1,000 Investment in the Funds
for the Six Months Ended December 31, 2013

			Expenses Paid
			per $1,000
Based on Actual Fund	Beginning	Ending	During
Expenses and Returns	Account Value	Account Value	Period(1)
Prime Series:
SNAP Fund Class	$1,000.00	$1,000.82	$0.43
Institutional Class	$1,000.00	$1,000.43	$0.82
Colorado Investors Class	$1,000.00	$1,000.63	$0.62
Government Series	$1,000.00	$1,000.15	$0.58

Based on Actual Fund Expenses
and a Hypothetical 5% Return
Prime Series:
SNAP Fund Class	$1,000.00	$1,024.78	$0.43
Institutional Class	$1,000.00	$1,024.39	$0.83
Colorado Investors Class	$1,000.00	$1,024.59	$0.62
Government Series	$1,000.00	$1,024.63	$0.59

(1) Expenses are equal to the Funds’ annualized expense ratios of 0.09%, 0.16% and 0.12% for the Prime Series SNAP Class, Institutional Class and Colorado Investors Class, respectively, and 0.12% for the Government Series multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

PFM Funds Semi-Annual Report | December 31, 2013   29

OTHER FUND INFORMATION (UNAUDITED)

Board Consideration of Funds’ Investment Advisory Agreements

At a meeting held in person on November 7, 2013, the Trust’s Board, including a majority of the Trust’s Independent Trustees, unanimously approved the renewal of the investment advisory agreements between the Trust, on behalf of each of the Funds, and PFM (each an “Investment Advisory Agreement” and, collectively, the “Investment Advisory Agreements”). In making its decision, the Board considered information furnished throughout the year in connection with regular Board meetings, as well as information prepared specifically for purposes of determining whether to renew each Fund’s Investment Advisory Agreement.

In considering these materials, the Independent Trustees received assistance and advice from and met separately with independent legal counsel. Although the Board considered each of the Investment Advisory Agreements at the same Board meeting, information was provided and separately considered by the Board with respect to each of the Funds. In approving the continuance of the Investment Advisory Agreement for each Fund, the Board, including a majority of Independent Trustees, determined that the advisory fee structure for each of the Funds was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the respective Fund. Although attention was given by the Trustees to all information furnished, and no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the continuation of each Fund’s Investment Advisory Agreement, the following discussion notes the primary factors relevant to the Board’s deliberations and determinations, including those relating to the selection of the investment adviser and the approval of the advisory fees.

Nature, Scope and Quality of Services. The Board considered the services provided by PFM to the Funds and their shareholders. In reviewing the nature, scope and quality of services, the Board considered the structure and capabilities of PFM, including technology and operational support, which supports the services provided to the Trust, as well as the experience and qualifications of PFM personnel providing services to the Trust. It also considered PFM’s research and portfolio management capabilities, its strong focus on credit review and analysis, as well as its administrative and compliance infrastructure, including PFM’s ability to provide high quality administrative, transfer agency and other services to the Funds. The Board reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel which was provided at the meeting. The Board also reviewed financial information and other information concerning PFM and its services. The Board noted its overall satisfaction with the nature, quality and extent of services provided by PFM and concluded that the Funds were receiving all services required to be provided by PFM under the Investment Advisory Agreements and that such services were of very high quality.

Comparative Fees and Expenses. The Board considered the fees and expenses of each Fund compared to those of similar accounts and funds. It was noted that, as of June 30,

 30   PFM Funds Semi-Annual Report | December 31, 2013

2013, the effective total expense ratios for Government Series and the SNAP Fund Class, Institutional Class and Colorado Investors Class of Prime Series were 0.18%, 0.08%, 0.16% and 0.12%, respectively, of net assets. The Board also noted that the investment advisory fees of the Funds are fair, among the lowest of the lowest charged by PFM to its advisory clients and that the fees and expenses of the Funds and share classes are within the lower range of fees and expense ratios of similar money market funds managed by other investment advisers.

Investment Performance. The Board considered the investment performance of PFM and the Funds. The Board noted that the net returns for the one-year period ended June 30, 2013 for Government Series and the SNAP Fund Class, Institutional Class and Colorado Investors Class of Prime Series were 0.04%, 0.25%, 0.17% and 0.21%, respectively. The Board reviewed and discussed this performance information and reviewed the performance of the Funds relative to that of comparable funds and portfolios, including other accounts and funds managed by PFM. Based on its review, the Board concluded that the performance of each Fund was relatively good on a gross basis and superior on a net basis (after giving consideration to fees, fee waivers and expenses).

Economies of Scale. With regard to economies of scale, the Board noted that economies of scale in the costs of services are realized when a fund’s assets increase significantly. The Board determined that current fee levels, which are low by industry standards, appropriately reflect economies realized by PFM.

Profitability to Adviser. The Board reviewed a profitability analysis which contained information relating to the costs incurred by PFM and the profits realized by PFM and its affiliates from their relationships with the Trust for the one year periods ended December 31, 2010, December 31, 2011 and December 31, 2012 and for the six month period ended June 30, 2013. The Board reviewed and discussed the information contained therein, including the methodology for allocation of expenses. After reviewing the information in the profitability analysis, the Board determined that PFM’s profits from its relationship with the Funds are reasonable and that, given the investment performance of the Funds and superior service levels and quality, the current profitability realized by PFM from its relationship with the Trust and each of the Funds was not excessive. The Board also determined that PFM does not receive any significant indirect benefits from its relationship with the Trust or the Funds and does not receive any “float” benefit in connection with transfers of funds in connection with the purchase or redemption of shares of the Funds.

General Conclusions. The Board concluded that: PFM has historically done an outstanding job in providing investment advisory and other services to the Trust, especially during recent years in a very difficult market environment; the Trust benefits from the high ethical standards that are adhered to by PFM and its personnel; and PFM has delivered excellent value to the Trust.

PFM Funds Semi-Annual Report | December 31, 2013   31

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Investment Adviser,
Administrator &
Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
Wells Fargo Bank, N.A.
608 2nd Avenue South Minneapolis, Minnesota 55479

Depository Bank
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

1-800-338-3383	4334 • 1/14

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2013.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2013.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2013.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1) NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2013.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/5/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/5/2014

By (Signature and Title)*	/s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer

Date	3/5/2014

* Print the name and title of each signing officer under his or her signature.